Pledged Assets, Offsetting - Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	$ 80,933	$ 121,593
Collateral received with the right to sell or repledge	108,500	150,900
Resale, Securities Borrowing and Similar Arrangements
Gross amounts recognized	92,446	140,773
Gross amounts offset in consolidated balance sheet	(11,513)	(19,180)
Net amounts in consolidated balance sheet	80,933	121,593
Collateral not recognized in consolidated balance sheet	(80,158)	(120,786)
Net amount	775	807
Collateral sold or repledged	36,100	59,100
Repurchase and securities lending agreements
Gross amounts recognized	57,622	111,038
Gross amounts offset in consolidated balance sheet	(11,513)	(19,180)
Net amounts in consolidated balance sheet	46,109	91,858
Collateral pledged but not netted in consolidated balance sheet	(45,819)	(91,709)
Net amount	290	149
Collateral pledged, fair value	59,200	113,300
Fed funds sold and securities purchased under resale agreements [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	65,600	102,100
Resale, Securities Borrowing and Similar Arrangements
Net amounts in consolidated balance sheet	65,600	102,100
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	15,300	19,500
Resale, Securities Borrowing and Similar Arrangements
Net amounts in consolidated balance sheet	$ 15,300	$ 19,500